UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02556

Name of Fund: Merrill Lynch Ready Assets Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 – 12/31/2007

Item 1 – Report to Stockholders

Annual Report

December 31, 2007

Merrill Lynch Ready Assets Trust

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Trust expenses. The expense	The table also provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
example below (which is based on a hypothetical investment of $1,000			Trust and other funds, compare the 5% hypothetical example with the 5%
invested on July 1, 2007 and held through December 31, 2007) is			hypothetical examples that appear in other funds’ shareholder reports.
intended to assist shareholders both in calculating expenses based on
an investment in the Trust and in comparing these expenses with similar			The expenses shown in the table are intended to highlight shareholders’
costs of investing in other mutual funds.			ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the
The table below provides information about actual account values and			hypothetical table is useful in comparing ongoing expenses only, and will
actual expenses. In order to estimate the expenses a shareholder paid			not help shareholders determine the relative total expenses of owning dif-
during the period covered by this report, shareholders can divide their			ferent funds. If these transactional expenses were included, shareholder
account value by $1,000 and then multiply the result by the number in			expenses would have been higher.
the first line under the heading entitled “Expenses Paid During the Period.”

Expense Example
		Actual			Hypothetical**
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007	During the Period*	July 1, 2007	December 31, 2007	During the Period*

Merrill Lynch Ready Assets Trust	$1,000	$1,023.90	$3.32	$1,000	$1,021.92	$3.31

*	Expenses are equal to the Trust’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Portfolio Composition as a Percent of Net Assets†

	12/31/07	12/31/06
Bank Notes	—	3.5%
Certificates of Deposit	4.4%	3.2
Certificates of Deposit — European	—	1.7
Certificates of Deposit — Yankee*	29.2	8.3
Commercial Paper	48.4	53.4
Corporate Notes	7.4	19.2
Funding Agreements	4.4	4.0
Repurchase Agreements	5.0	2.9
U.S. Government Agency &
Instrumentality Obligations —
Non-Discount	0.3	3.0

* U.S. branches of foreign banks.
† Total may not equal 100%.

Current Seven-Day Yield

As of December 31, 2007		4.49%

 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Schedule of Investments as of December 31, 2007

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value

Certificates of Deposit — 4.4%
Branch Banking	$ 8,000	4.50%	1/22/2008	$ 8,000
and Trust Co.

Chase Bank	27,000	5.13	4/15/2008	27,000
USA, NA	25,000	5.13	4/16/2008	25,000
	54,300	4.70	5/07/2008	54,300

Citibank, NA	13,000	4.95	1/16/2008	13,000

State Street Bank	50,000	4.89	3/17/2008	50,000
& Trust Co.

Wachovia Bank, NA	42,450	5.32	2/06/2008	42,450

Total Certificates of Deposit
(Cost — $219,750)				219,750

Certificates of Deposit — Yankee — 29.2%
Banco Bilbao	35,000	5.23	1/09/2008	35,000
Vizcaya Argentaria	50,000	5.22	1/10/2008	50,000
SA, NY	18,145	5.065	4/02/2008	18,145

Bank of Montreal,	17,670	5.10	4/01/2008	17,670
Chicago	17,705	4.87	6/02/2008	17,705
	46,175	4.996(a)	11/10/2008	46,175

Bank of Nova	44,215	5.17(a)	7/03/2008	44,206
Scotia, NY

Bank of Nova	75,000	4.82	1/31/2008	75,000
Scotia, Portland

Bank of Scotland	50,000	4.95	1/28/2008	50,000
Plc, NY	25,000	5.00	3/18/2008	25,000

Banque Nationale	79,520	5.10	2/27/2008	79,520
de Paris, NY	50,000	4.99	3/17/2008	50,000
	48,000	4.94	3/19/2008	48,000
	56,170	4.80	6/05/2008	56,170

Calyon, NY	30,000	4.82	2/01/2008	30,000
	50,000	5.175(a)	4/02/2008	49,996

Canadian Imperial	56,000	5.118(a)	3/17/2008	56,000
Bank of Commerce,	50,185	5.09	4/01/2008	50,185
NY	40,865	4.87	6/10/2008	40,865

Deutsche Bank	50,045	5.385	3/11/2008	50,045
AG, NY

Fortis Bank SA/NV, NY	25,000	4.75	2/04/2008	25,000
	55,000	5.3	2/11/2008	55,000

Natixis, NY	20,000	5.14	1/03/2008	20,000
	41,290	4.77(a)	3/31/2008	41,287
	15,640	5.42	7/10/2008	15,671

Nordea Bank	16,845	4.91	6/23/2008	16,846
Finland Plc, NY	53,815	4.82	10/17/2008	53,819

Royal Bank of	40,000	4.80	1/28/2008	40,000
Scotland, NY

Toronto-Dominion	28,000	5.00	3/25/2008	28,000
Bank, NY	50,000	5.05	3/25/2008	50,000
	5,500	4.86	5/30/2008	5,500
	41,555	4.85	6/06/2008	41,555

			(In Thousands)

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value

Certificates of Deposit — Yankee (concluded)
UBS AG, Stamford	$ 25,000	5.05%	3/20/2008	$ 25,000
	13,850	4.895	6/04/2008	13,850

UniCredito Italiano	30,180	5.385	3/20/2008	30,180
Bank, NY	120,000	5.015	3/27/2008	120,000

Total Certificates of Deposit — Yankee
(Cost — $1,471,390)				1,471,390

Commercial Paper — 48.4%
ABN AMRO	18,000	5.07	1/17/2008	17,962
North America
Finance Inc.

Amstel Funding Corp.	73,758	5.00	1/22/2008	73,553
	13,000	5.75	1/29/2008	12,944
	40,000	5.65	3/11/2008	39,567
	55,000	5.43	3/12/2008	54,419
	30,000	5.75	3/14/2008	29,655

Amsterdam Funding	35,000	5.08	1/14/2008	34,941
Corp.

Atlantic Asset	10,000	5.43	2/19/2008	9,928
Securitization Corp.

Atlantis One	32,000	5.18	1/04/2008	31,991
Funding Corp.	10,000	4.80	1/25/2008	9,969

Banco Bilbao	10,000	4.95	2/01/2008	9,959
Vizcaya Argentaria
Puerto Rico

Bank of America	70,000	5.32	2/08/2008	69,617
Corp.

Bank of Ireland	10,000	5.105	1/11/2008	9,987
	32,000	5.08	1/15/2008	31,941
	50,000	4.89	1/23/2008	49,857
	40,000	4.70	1/29/2008	39,859

Calyon North	35,000	4.75	2/27/2008	34,741
America, Inc.

Cancara Asset	20,000	5.07	1/09/2008	19,980
Securitization Ltd.	40,000	6.15	1/11/2008	39,939

Chariot Funding LLC	26,000	5.18	1/07/2008	25,981
	8,118	5.93	1/28/2008	8,083
	37,500	5.33	2/20/2008	37,228

CHARTA, LLC	25,000	4.88	2/12/2008	24,861

Citigroup Funding Inc.	25,000	4.99	3/18/2008	24,737
	25,000	4.99	3/20/2008	24,730
	22,485	4.73	5/02/2008	22,128

Clipper Receivables	40,000	5.00	1/25/2008	39,872
Co., LLC

Concord Minutemen	15,000	5.28	1/07/2008	14,989
Capital Co., LLC,	5,000	5.9	2/04/2008	4,973
Series A

CRC Funding, LLC	30,000	4.97	1/14/2008	29,950
	38,000	4.92	1/16/2008	37,927
	14,326	4.92	1/25/2008	14,281
	30,000	4.85	2/01/2008	29,879

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

5

Schedule of Investments (continued)

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value

Commercial Paper (continued)
Dexia Delaware LLC	$118,000	4.91%	2/15/2008	$ 117,292
	100,000	4.91	2/26/2008	99,250
	31,000	4.92	3/19/2008	30,674

Edison Asset	22,000	4.72	5/15/2008	21,613
Securitization, LLC

Falcon Asset	22,458	5.55	1/24/2008	22,382
Securitization Co.	50,000	4.91	2/20/2008	49,666
LLC

General Electric	20,000	4.78	3/17/2008	19,801
Capital Corp.	17,000	4.86	4/14/2008	16,764

ING America	5,000	4.85	2/05/2008	4,977
Insurance Holdings,
Inc.

JPMorgan Chase	20,000	4.972	4/01/2008	19,751
& Co.

Lexington Parker	22,000	6.15	1/25/2008	21,914
Capital Co., LLC

Long Lane Master	10,271	5.85	1/11/2008	10,256
Trust IV	35,000	5.53	3/10/2008	34,634

MetLife Funding, Inc.	5,500	4.22	2/22/2008	5,467

Nieuw Amsterdam	39,000	5.20	1/07/2008	38,972
Receivables Corp.	20,000	5.65	2/21/2008	19,843

Old Line Funding,	62,675	5.84	2/08/2008	62,299
LLC

Park Avenue	5,000	4.91	2/19/2008	4,967
Receivables Co. LLC

Prudential Funding	20,000	4.65	2/05/2008	19,912
LLC	18,000	4.57	2/11/2008	17,909
	10,000	4.47	2/19/2008	9,940

Raiffeisen	30,000	5.17	1/11/2008	29,961
Zentralbank	35,000	4.99	1/22/2008	34,903
Oesterreich AG	35,000	4.94	2/21/2008	34,760

Ranger Funding Co.	23,000	5.14	1/04/2008	22,993
LLC

Regency Markets	15,837	5.13	2/15/2008	15,738
No.1 LLC

Royal Bank of	17,000	4.50	3/03/2008	16,870
Scotland Group Plc	25,000	4.79	5/29/2008	24,508

Scaldis Capital LLC	25,000	5.10	3/03/2008	24,784

Skandinaviska	20,000	5.32	3/13/2008	19,790
Enskilda Banken AB

Societe Generale	46,000	5.14	1/10/2008	45,947
	11,000	4.77	2/01/2008	10,956
	111,000	5.13	2/05/2008	110,462
	19,000	5.15	2/07/2008	18,902
	35,000	5.165	2/08/2008	34,814

Thames Asset	20,000	5.20	1/07/2008	19,986
Global Securitization	15,000	5.70	1/11/2008	14,979
No. 1, Plc	35,628	5.80	1/17/2008	35,542

Ticonderoga Funding	40,000	5.83	2/14/2008	39,721
LLC

Toyota Motor	15,000	4.57	4/22/2008	14,789
Credit Corp.

			(In Thousands)

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value

Commercial Paper (concluded)
UBS Finance	$ 15,000	5.31%	3/13/2008	$ 14,843
(DelawareLLC)	60,000	5.25	3/18/2008	59,335

UniCredito Italiano	25,170	5.245	3/20/2008	24,884
Bank (Ireland) Plc

Windmill Funding	15,000	5.06	1/15/2008	14,973
Corp.	56,000	5.52	1/24/2008	55,811

Yorktown Capital,	15,000	4.72	1/25/2008	14,955
LLC	50,000	4.88	2/14/2008	49,709
	23,906	5.10	3/07/2008	23,686

Total Commercial Paper
(Cost — $2,437,312)				2,437,312

Corporate Notes — 7.4%
ANZ National	27,000	5.26(a)	9/05/2008	27,000
International Ltd.

ASIF Global	15,000	4.813(a)	9/22/2008	15,000
Financing XXX

Bank of Ireland	12,000	4.959(a)	9/19/2008	12,000

BASF Finance	45,000	5.17(a)	9/19/2008	44,954
Europe N.V.

Cullinan Finance	30,295	4.845(a)(c)	6/25/2008	30,294
Corp.

Goldman Sachs	51,700	5.098(a)	9/12/2008	51,700
Group, Inc.

HSBC Finance Corp.	39,000	4.946(a)	8/22/2008	39,000

MetLife Global	11,500	5.128(a)	9/12/2008	11,500
Funding, I	16,500	5.282(a)	10/06/2008	16,500

Nationwide Building	13,000	4.923(a)	7/28/2008	13,000
Society

Northern Rock Plc	21,500	5.236(a)	7/08/2008	21,500

Royal Bank of	80,000	5.008(a)	9/26/2008	80,000
Scotland Group Plc

Westpac Banking	11,000	5.201(a)	10/10/2008	11,000
Corp.

Total Corporate Notes
(Cost — $373,448)				373,448

Funding Agreements — 4.4%
Genworth Life	25,000	5.233(a)(b)	10/10/2008	25,000
Insurance Co.	20,000	5.385(a)(b)	12/01/2008	20,000

Jackson National	86,000	5.306(a)(b)	5/01/2008	86,000
Life Insurance Co.

Metropolitan Life	20,000	5.316(a)(b)	4/01/2008	20,000
Insurance Co.

New York Life	20,000	5.181(a)(b)	4/14/2008	20,000
Insurance Co.	50,000	5.181(a)(b)	4/14/2008	50,000

Total Funding Agreements (Cost — $221,000)				221,000

US Government, Agency & Instrumentality Obligations —

Non-Discount — 0.3%
Federal Farm	13,000	4.899(a)	2/20/2008	13,000
Credit Banks

Total US Government, Agency & Instrumentality
Obligations — Non-Discount (Cost — $13,000)				13,000

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Schedule of Investments (concluded)		(In Thousands)

Face
Amount	Issue	Value

Repurchase Agreements — 5.0%
$250,370	Deutsche Bank Securities Inc. purchased on 12/31/2007 to yield 4.25% to 1/02/2008, repurchase
	price of $250,428 collateralized by FHLMC 0% to 5.21% due 1/09/2008 to 11/27/2013, FNMA
	3.875% to 5.30% due 7/15/2008 to 5/07/2012 and FHLMC 0% due 5/12/2008 to 9/14/2029	$ 250,370

Total Repurchase Agreements (Cost — $250,370)		250,370

Total Investments (Cost — $4,986,270**) — 99.1%		4,986,270
Other Assets Less Liabilities — 0.9%		46,403

Net Assets — 100.0%		$5,032,673

*	Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at December 31, 2007.

**	Cost for federal income tax purposes.

(a) Variable rate security.
(b) Restricted securities as to resale, representing 4.4% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Genworth Life Insurance Co., 5.385% due 12/01/2008	12/03/2007	$ 20,000	$ 20,000
Genworth Life Insurance Co., 5.233% due 10/10/2008	9/10/2007	25,000	25,000
Jackson National Life Insurance Co., 5.306% due 5/01/2008	5/01/2007	86,000	86,000
Metropolitan Life Insurance Co., 5.316% due 4/1/2008	4/02/2007	20,000	20,000
New York Life Insurance Co., 5.181% due 4/14/2008	10/15/2007	20,000	20,000
New York Life Insurance Co., 5.181% due 4/14/2008	5/22/2007	50,000	50,000

Total		$ 221,000	$ 221,000

(c) Security is illiquid.
See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

7

Statement of Assets and Liabilities

As of December 31, 2007

Assets

Investments in unaffiliated securities, at value (identified cost — $4,986,269,657)		$4,986,269,657
Receivables:
Beneficial interest sold	$ 67,617,125
Interest	16,107,922	83,725,047

Prepaid expenses and other assets		221,960

Total assets		5,070,216,664

Liabilities

Bank Overdraft		36,956
Payables:
Beneficial interest redeemed	33,805,431
Investment adviser	1,617,811
Distributor	1,220,424
Other affiliates	539,190	37,182,856

Accrued expenses and other liabilities		323,602

Total liabilities		37,543,414

Net Assets

Net assets		$5,032,673,250

Net Assets Consist of

Shares of beneficial interest, $.10 par value, unlimited number of shares authorized		$ 503,260,401
Paid-in capital in excess of par		4,529,343,608
Undistributed investment income — net		24,007
Undistributed realized capital gains — net		45,234

Net Assets — Equivalent to $1.00 per share based on 5,032,604,008 shares of beneficial interest outstanding		$5,032,673,250

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Statement of Operations

For the Year Ended December 31, 2007

Investment Income

Interest		$ 251,123,882

Expenses

Investment advisory fees	$ 17,446,904
Transfer agent fees	6,055,528
Distribution fees	5,624,262
Accounting services	501,230
Registration fees	244,711
Printing and shareholder reports	230,415
Custodian fees	122,843
Professional fees	106,371
Trustees’ fees and expenses	74,977
Pricing services	12,745
Other	99,351

Total expenses		30,519,337

Investment income — net		220,604,545

Realized & Unrealized Gain — Net

Realized gain on investments — net		69,314
Change in unrealized depreciation — net		312,572

Total realized and unrealized gain — net		381,886

Net Increase in Net Assets Resulting from Operations		$ 220,986,431

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

9

Statements of Changes in Net Assets

	For the Year Ended
	December 31,

Increase (Decrease) in Net Assets:	2007	2006

Operations

Investment income — net	$ 220,604,545	$ 177,634,950
Realized gain — net	69,314	216
Change in unrealized depreciation — net	312,572	2,323,225

Net increase in net assets resulting from operations	220,986,431	179,958,391

Dividends & Distributions to Shareholders

Investment income — net	(220,604,545)	(177,610,943)
Realized gain — net	—	(24,296)

Net decrease in net assets resulting from dividends and distributions to shareholders	(220,604,545)	(177,635,239)

Beneficial Interest Transactions

Net proceeds from sale of shares	8,297,972,911	6,901,770,264
Value of shares issued to shareholders in reinvestment of dividends and distributions	220,604,530	177,636,589

	8,518,577,441	7,079,406,853
Cost of shares redeemed	(7,878,693,222)	(6,673,091,822)

Net increase in net assets derived from beneficial interest transactions	639,884,219	406,315,031

Net Assets

Total increase in net assets	640,266,105	408,638,183
Beginning of year	4,392,407,145	3,983,768,962

End of year*	$5,032,673,250	$4,392,407,145

* Undistributed investment income — net	$ 24,007	$ 24,007

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Financial Highlights

The following per share data and ratios have been derived		For the Year Ended December 31,
from information provided in the financial statements.	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investment income — net	.0470	.0432	.0258	.0082	.0068
Realized and unrealized gain (loss) — net	.0001	(.0006)	—†	(.0008)	(.0006)

Total from investment operations	.0471	.0426	.0258	.0074	.0062

Less dividends and distributions:
Investment income — net	(.0470)	(.0432)	(.0258)	(.0082)	(.0068)
Realized gain — net	—	—†	—†	—†	(.0001)

Total dividends and distributions	(.0470)	(.0432)	(.0258)	(.0082)	(.0069)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return	4.81%	4.41%	2.61%	.83%	.67%

Ratios to Average Net Assets

Expenses	.65%	.66%	.66%	.64%	.63%

Investment income and realized gain — net	4.70%	4.34%	2.57%	.81%	.69%

Supplemental Data

Net assets, end of year (in thousands)	$ 5,032,673	$ 4,392,407	$ 3,983,769	$ 4,285,584	$ 4,710,703

†Amount is less than $(.0001) per share. See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

11

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Ready Assets Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments — Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than 60 days, for which market quotations were readily available, were valued at market value. As securities transitioned from 61 to 60 days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Repurchase agreements — The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes — It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders — The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain or loss, if any, on investments are paid at least annually.

(g) Securities lending — The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements — Effective June 29, 2007, the Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust and has determined that the adoption of FIN 48 does not have a material impact on the Trust’s financial statements. The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trust’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15,

 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Notes to Financial Statements (concluded)

2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trust’s financial statement disclosures, if any, is currently being assessed.

(i) Bank overdraft — The Trust recorded a bank overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc. The Trust has also entered into separate Distribution Agreements and a Shareholder Servicing Plan with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary for the operation of the Trust. For such services, the Manager receives a fee from the Trust at the end of each month based upon the average daily value of the Trust’s net assets at the following annual rates:

Portion of average daily value of net assets:	Rate

Not exceeding $500 million	.500%
In excess of $500 million but not exceeding $1 billion	.400%
In excess of $1 billion but not exceeding $5 billion	.350%
In excess of $5 billion but not exceeding $10 billion	.325%
In excess of $10 billion but not exceeding $15 billion	.300%
In excess of $15 billion but not exceeding $20 billion	.275%
In excess of $20 billion	.250%

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a fee at an annualized rate that is a percentage of the management fee paid by the Trust to the Manager.

Pursuant to the Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Distributor receives a distribution fee from the Trust. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Trust. The distribution fee is to compensate the Distributor for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Trust. For the year ended December 31, 2007, all fees earned went to FAMD and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust has retained BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, there were no securities lending agent fees paid to BIM.

For the year ended December 31, 2007, the Trust reimbursed the Manager $86,647 for certain accounting services.

Financial Data Services, Inc., a wholly owned subsidiary of Merrill Lynch, is the Trust’s transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

	12/31/2007	12/31/2006

Distributions paid from:
Ordinary income	$220,604,545	$177,635,239

Total taxable distributions	$220,604,545	$177,635,239

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$ 60,300
Undistributed long-term capital gains — net	14,042

Total undistributed earnings — net	74,342
Capital loss carryforward	—
Unrealized losses — net	(5,101)*

Total accumulated earnings — net	$ 69,241

*	The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the deferral of post-October capital losses for tax purposes.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust (the “Trust”) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey February 22, 2008

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid during the year ended December 31, 2007 by Merrill Lynch Ready Assets Trust:

Interest-Related Dividends for Non-U.S. Residents	90.47%*
Federal Obligation Interest	0.41%**

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is expempt from state income tax.

 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of Merrill Lynch Ready Assets Trust voted on the following proposal, which was approved at a special shareholders’ meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust’s Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Trust’s Board of Trustees:	David O. Beim	4,667,064,618	11,508,416
	Richard S. Davis	4,667,163,146	11,409,888
	Ronald W. Forbes	4,667,657,055	10,915,979
	Henry Gabbay	4,667,692,193	10,880,841
	Dr. Matina Horner	4,666,821,427	11,751,607
	Rodney D. Johnson	4,667,153,648	11,419,386
	Herbert I. London	4,667,045,815	11,527,219
	Cynthia A. Montgomery	4,667,215,489	11,357,545
	Joseph . Platt, Jr.	4,667,193,187	11,379,847
	Robert C. Robb, Jr.	4,667,184,438	11,388,596
	Toby Rosenblatt	4,666,954,456	11,618,578
	Kenneth L. Urish	4,667,275,981	11,297,053
	Frederick W. Winter	4,667,300,942	11,272,092

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

15

Officers and Trustees

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees*

David O. Beim	Trustee	2007 to	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		present	Graduate School of Business since 1991; Chairman of Outward	81 Portfolios
New York, NY 10022			Bound USA from 1997 to 2001; Chairman of Wave Hill Inc. from
1940			1990 to 2006; Trustee of Phillips Exeter Academy from 2002
to present.

Ronald W. Forbes	Trustee	2007 to	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	and Co-	present	of New York at Albany since 2000 and Professor thereof from 1989	81 Portfolios
New York, NY 10022	Chairman of		to 2000; International Consultant, Urban Institute, Washington, D.C.
1940	the Board of		from 1995 to 1999.
Trustees

Dr. Matina Horner	Trustee	2007 to	Executive Vice President of Teachers Insurance and Annuity	35 Funds	NSTAR (electricity
40 East 52nd Street		present	Association and College Retirement Equities Fund from 1989	81 Portfolios	and gas utility)
New York, NY 10022			to 2003.
1939

Rodney D. Johnson	Trustee	2007 to	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	and Co-	present	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Chairman of		Investment Committee of the Archdiocese of Philadelphia since 2003.
1941	the Board of
Trustees

Herbert I. London	Trustee	2007 to	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	and	present	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	Member of		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	the Audit		since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of
	Committee		New York University from 1976 to 1993; Distinguished Fellow, Herman
Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the
Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006; Director of
AIMS Worldwide, Inc. since 2006; Director of Reflex Security since
2006; Director of InnoCentive, Inc. since 2006; Director of Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer,
Center for Naval Analyses from 1983 to 1993.

Cynthia A. Montgomery	Trustee	2007 to	Professor, Harvard Business School since 1989; Associate Professor,	35 Funds	Newell Rubbermaid,
40 East 52nd Street		present	J.L. Kellogg Graduate School of Management, Northwestern University	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			from 1985 to 1989; Associate Professor, Graduate School of Business
1952			Administration, University of Michigan from 1979 to 1985; Director,
Harvard Business School Publishing since 2005; Director, McLean
Hospital since 2005.

Joseph . Platt, Jr.	Trustee	2007 to	Partner, Amarna Corporation, LLC (private investment company) from	35 Funds	Greenlight Capital
40 East 52nd Street		present	2002 to present; Director, Jones and Brown (Canadian Insurance	81 Portfolios	Re, Ltd. (reinsurance
New York, NY 10022			broker) since 1998; Director, Greenlight Re Ltd. (reinsurance company)		company)
1947			since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Director and Executive Vice President,
Johnson and Higgins (insurance brokerage) from 1990 to 1997 .

* Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Officers and Trustees (continued)

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees (concluded)*

Robert C. Robb, Jr.	Trustee	2007 to	Partner, Lewis, Eckert, Robb and Company (management and financial	35 Funds	None
40 East 52nd Street		present	consulting firm) since 1981; Trustee, Medical College of Pennsylvania/	81 Portfolios
New York, NY 10022			Hahnemann University from 1998 to 2002; Trustee, EQK Realty
1945			Investors from 1994 to 2000; Director, Tamaqua Cable Products
Company from 1981 to 1998; Director, Brynwood Partners from
1984 to 1998; Director, PNC Bank from 1994 to 1998; Director,
Provident National Bank from 1983 to 1993; 1993; Director,
Brinks, Inc. from 1981 to 1986.

Toby Rosenblatt	Trustee	2007 to	President since 1999 and Vice President — General Partner since	35 Funds	A Pharma,
40 East 52nd Street	and Vice	present	1990, Founders Investments Ltd. (private investments); Director,	81 Portfolios	Inc. (specialty
New York, NY 10022	Chairman of		Forward Management, LLC since 2007; Trustee, SSR Funds from		pharmaceuticals)
1941	the Performance		1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from
	Oversight		2001 to 2005.
Committee

Kenneth L. Urish	Trustee	2007 to	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	and	present	accountants and consultants) since 1976; External Advisory Board,	81 Portfolios
New York, NY 10022	Chairman of		The Pennsylvania State University Accounting Department since 2001;
1951	the Audit		Trustee, The Holy Family Foundation since 2001; President and Trustee,
	Committee		Pittsburgh Catholic Publishing Associates since 2003; Former Director,
Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee	2007 to	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	and	present	Business — University of Pittsburgh since 2005; Dean from 1997	81 Portfolios
New York, NY 10022	Member of		to 2005; Director, Alkon Corporation (pneumatics) since 1992 to
1945	the Audit		present; Director, Indotronix International (IT service) since 2004;
	Committee		Director, Tippman Sports (recreation) since 2005.

* Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested Trustees*

Richard S. Davis	Trustee	2007 to	Managing Director, BlackRock, Inc. since 2005; Chief Executive	184 Funds	None
40 East 52nd Street		present	Officer, State Street Research & Management Company from 2000	289 Portfolios
New York, NY 10022			to 2005; Chairman of the Board of Trustees, State Street Research
1945			mutual funds ("SSR Funds") from 2000 to 2005; Senior Vice President,
Metropolitan Life Insurance Company from 1999 to 2000; Chairman
SSR Realty from 2000 to 2004.

Henry Gabbay	Trustee	2007 to	Consultant, BlackRock, Inc. since 2007; Managing Director,	183 Funds	None
40 East 52nd Street		present	BlackRock, Inc. from 1989 to June 2007; Chief Administrative	288 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; President of
1947			BlackRock Funds and BlackRock Bond Allocation Target Shares
from 2005 to 2007; Treasurer of certain closed-end funds in the
BlackRock Fund complex from 1989 to 2006.

* Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act, of the Fund based on their positions with
BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board Member

David R. Wilmerding, Jr.*	Advisory	2007	Chairman, Wilmerding & Associates, Inc. (investment advisers) from	35 Funds	Chestnut Street
40 East 52nd Street	Board		1989 to 2005; Chairman, Coho Partners, Ltd. (investment advisers)	81 Portfolios	Exchange Fund
New York, NY 10022	Member		from 2003 to 2005. Director, Beaver Management Corporation.		(open-end
1935					investment company)

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Trust, effective December 31, 2007.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

17

Officers and Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years

Trust Officers*

Donald C. Burke	Trust	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	present	Managers, L .P. ("MLIM") and Fund Asset Management, L .P. ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	2007 to	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	present	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	present	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	2007 to	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		present	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	2007 to	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since January
40 East 52nd Street	Compliance	present	2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and
New York, NY 10022	Officer		Senior Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	2007 to	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		present	General Counsel (U.S.) of Goldman Sachs Asset Management, L .P. from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 800-441-7762.

Custodian	Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon	Financial Data Services Inc.	State Street Bank and	Accounting Firm	Sidley Austin LLP
New York, NY 10286	Jacksonville, FL 32246-6484	Trust Company	Deloitte & Touche LLP	New York, NY 10019
		Princeton, NJ 08540	Princeton, NJ 08540

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

Additional Information

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Trust’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2007

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust’s current prospectus. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Performance data quoted represents past performance and does not guarantee future results. Current per-
formance may be higher or lower than the performance data
quoted. For current month-end performance information, call
1-800-882-0052. The Trust’s current seven-day yield more closely reflects the current earnings of the Trust than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

Merrill Lynch Ready Assets Trust 100 Bellevue Parkway Wilmington, DE 19809

#10250-12/07

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Donald W. Burton (term ended, effective November 1, 2007)
John F. O’Brien (term ended, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
David H. Walsh (term ended, effective November 1, 2007)
Fred G. Weiss (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Merrill Lynch Ready
Assets Trust	$36,500	$36,500	$0	$0	$6,100	$6,000	$743	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-
approved provided that any individual project does not exceed $5,000 attributable to the registrant or
$50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-
approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Merrill Lynch Ready Assets	$291,343	$3,077,450
Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: February 21, 2008 By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of Merrill Lynch Ready Assets Trust Date: February 21, 2008